Stock Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 0
Options exercised, Shares	0	0	13,378
Options exercised, weighted average exercise price			$ 4.93
2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, expiration period	10 years
Number of options outstanding	0
Employee Stock Purchase Plan II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, expiration period	2 years
Number of options outstanding	0
Minimum [Member] | 2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	3 years
Maximum [Member] | 2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	5 years